Investment Strategy	Feb. 27, 2026
Copley Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”). Large-cap corporations are those with market capitalizations of $10 billion or greater. Mid-cap companies are those with capitalizations between $2 and $10 billion. The market capitalization of a portfolio company will be measured at the time of its purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days’ prior written notice if it determines to change the foregoing 80% Policy.

The equity securities in which the Fund invests are primarily common stocks. The Fund may also invest in American Depository Receipts (“ADRs”), preferred stocks, convertible securities, convertible bonds, and warrants. The Fund seeks to identify and invest in equity securities of (1) companies with strong balance sheets and (2) companies whose earnings growth potential enhances prospects for future increases in share price and dividend rates. Emphasis is placed on companies that DCM Advisors, LLC, the Fund’s investment advisor (the “Advisor”), believes are financially strong, have a demonstrable record of growth, and are led by capable, proven, shareholder-sensitive management. The Advisor reviews several factors that are based on the data from companies’ balance sheet and income statements and evaluates the companies’ balance sheet strength and earnings growth capabilities. Additionally, the Advisor reviews management behavior in areas such as research and development and capital expenditures.

The Fund will generally consider selling a security when, in the portfolio manager’s opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio manager’s opinion, a superior investment opportunity arises. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund’s portfolio turnover rate may at times be over 100%.

Tax Attributes. Most mutual funds are organized as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). RICs are domestic corporations that act as investment agents for their shareholders, typically investing in corporate and government securities and distributing income earned from those investments as dividends. RICs may not be subject to U.S. federal corporate taxation because, unlike C Corporations, they are entitled to claim such a deduction for dividends paid to shareholders against their ordinary income and net capital gains. Such funds, structured as RICs, may or may not distribute net capital gains to their shareholders, but they are required to distribute at least 90% of their annual investment company taxable income and net tax-exempt interest income. The individual shareholder is the person responsible for U.S. federal, and where applicable, state and city, income taxes on the pro rata share of earnings of the mutual fund.

The Fund is not a RIC. It is organized as a C Corporation under Subchapter C of the Code. Like RICs that seek capital appreciation, the Fund’s investments are intended to create capital appreciation and may also generate dividend and interest income. Unlike a RIC, however, the Fund is entitled to use the dividends received deduction whereby up to 50% of the dividend income received, or 50% of the taxable income of the Fund, whichever is less, is exempt from U.S. federal income taxation. The remaining taxable income is taxed to the Fund at a maximum U.S. federal income tax rate of 21%. See “Accumulated Earnings Tax” on page 8. Accordingly, dividends and capital gains received by the Fund are not distributed, but rather are accumulated within the Fund and dividends, capital gains and any unrealized appreciation in the value of the Fund’s investments (net of any taxes paid and any deferred income tax liability) are added to the value of each share on a daily basis. Any increase in per share value directly raises the value of each shareholder’s account.

Shareholders will have to recognize taxable income if they redeem shares at a gain. The difference in the amount received and the cost basis of the securities redeemed will be either a capital gain or a capital loss. Long-term capital gains (for securities that are held for more than one year) are currently taxable at a U.S. federal maximum rate of 20%. In addition, the 3.8% tax on their “net investment income” (“3.8% Medicare Tax”) may apply for certain taxpayers. Capital losses may be taken against other capital gains or be deductible in any given year up to a maximum of $3,000. Unused capital losses may be carried over to future years until the loss is used.

The Fund is liable for U.S. federal income taxes on any net realized capital gain at the statutory rate, presently 21%. In addition, the Fund will accrue deferred income taxes on the total net unrealized capital gains in accordance with current accounting pronouncements that require the recognition of a full accrual on the deferred income tax that would be payable if the Fund liquidated all of its gain securities at the end of the fiscal year. It is important to note however, that the deferred income tax is actually payable only in the event the Fund would actually sell appreciated securities. The Fund may carry forward for 5 years any net capital losses as an offset against any net capital gains realized by the Fund during each taxable year.